UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Special Value Trust

SEMIANNUAL REPORT

April 30, 2011

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the Notice to Shareholders – the Sources of Distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Ford Motor Credit Company, 12.0% 2015	1.5%
Exxon Mobil	1.4%
Thermo Fisher Scientific	1.3%
Apache Corp.	1.2%
Noble energy, Inc.	1.0%
Danaher Corp.	1.0%
Johnson Controls, Inc.	0.9%
Viacom, Inc., “B”	0.9%
PPG Industries, Inc.	0.9%
Prudential Funding	0.9%

Equity sectors
Financial Services	5.5%
Energy	4.0%
Health Care	2.5%
Basic Materials	2.5%
Utilities & Communications	2.4%
Leisure	1.7%
Consumer Staples	1.4%
Retailing	1.3%
Autos & Housing	1.3%
Industrial Goods & Services	1.0%
Technology	0.9%
Transportation	0.5%

Fixed income sectors (i)
High Yield Corporates	63.1%
Emerging Markets Bonds	3.3%
High Grade Corporates	2.6%
Commercial Mortgage-Backed Securities	2.2%
Collateralized Debt Obligations	0.7%
Floating Rate Loans	0.6%
Non-U.S. Government Bonds	0.3%
U.S. Treasury Securities	(0.2)%

Composition including fixed income credit quality (a)(i)
A	0.8%
BBB	2.3%
BB	16.8%
B	33.3%
CCC	16.3%
CC	1.2%
C	1.0%
Not Rated	0.9%
Non-Fixed Income	25.0%
Cash & Other	2.4%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

David Cole	—

Investment Officer of MFS; employed in the

investment management area of MFS since 2004.

High Yield Analyst at Franklin Templeton

Investments from 1999 to 2004. Portfolio

manager of the Fund since 2006.

Brooks Taylor	—	Investment Officer of MFS; employed in the investment management area of MFS since 1996. Portfolio manager of the Fund since 2009.

Note to Shareholders: Effective May 1, 2011, William Adams replaced John Addeo as a co-manager of the fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

Other Notes – continued

The fund’s target annual distribution rate is calculated based on an annual rate of 10% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 70.6%
Issuer	Shares/Par	Value ($)

Aerospace - 1.1%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$100,350
Bombardier, Inc., 7.5%, 2018 (n)	105,000	116,419
Bombardier, Inc., 7.75%, 2020 (n)	50,000	55,688
CPI International Acquisition, Inc., 8%, 2018 (z)	30,000	30,150
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	188,000	159,330
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	90,000	94,725

		$556,662
Airlines - 0.1%
Atlas Airlines, Inc. Pass-Through Certifcates, “B”, 7.68%, 2014	$56,799	$55,663

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$95,000	$103,194

Asset-Backed & Securitized - 2.9%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$337,500
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2051 (z)	328,951	179,307
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	220,000	138,241
Falcon Franchise Loan LLC, FRN, 3.947%, 2025 (i)(z)	375,016	29,551
JPMorgan Chase Commercial Mortgage Securities Corp., ”B”, FRN, 5.931%, 2049	142,189	103,266
JPMorgan Chase Commercial Mortgage Securities Corp., ”C”, FRN, 5.931%, 2049	217,049	133,986
JPMorgan Chase Commercial Mortgage Securities Corp., ”C”, FRN, 5.931%, 2049	595,809	294,087
JPMorgan Chase Commercial Mortgage Securities Corp., ”D”, FRN, 6.258%, 2051	95,000	73,994
Merrill Lynch Mortgage Trust, “B”, FRN, 6.02%, 2050	95,000	59,668
Morgan Stanley Capital I, Inc., FRN, 1.43%, 2039 (i)(z)	401,108	11,030
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.883%, 2047	142,497	75,144
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	89,972	38,766

		$1,474,657
Automotive - 2.3%
Accuride Corp., 9.5%, 2018	$140,000	$156,100
Allison Transmission, Inc., 11%, 2015 (n)	155,000	168,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Allison Transmission, Inc., 7.125%, 2019 (z)	$15,000	$15,188
Ford Motor Credit Co. LLC, 12%, 2015	595,000	759,329
Goodyear Tire & Rubber Co., 10.5%, 2016	68,000	77,010
UCI International, Inc., 8.625%, 2019 (z)	25,000	26,563

		$1,202,753
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$100,000	$110,000

Broadcasting - 4.6%
Allbritton Communications Co., 8%, 2018	$90,000	$95,400
Citadel Broadcasting Corp., 7.75%, 2018 (z)	15,000	16,238
Entravision Communications Corp., 8.75%, 2017	30,000	32,175
Gray Television, Inc., 10.5%, 2015	30,000	32,325
Intelsat Bermuda Ltd., 11.25%, 2017	95,000	103,669
Intelsat Jackson Holdings Ltd., 9.5%, 2016	290,000	305,225
Intelsat Jackson Holdings Ltd., 11.25%, 2016	40,000	42,500
Lamar Media Corp., 6.625%, 2015	170,000	173,825
LBI Media Holdings, Inc., 11%, 2013	325,000	320,938
LBI Media, Inc., 8.5%, 2017 (z)	90,000	76,950
Liberty Media Corp., 8.5%, 2029	95,000	93,100
Local TV Finance LLC, 9.25%, 2015 (p)(z)	227,527	225,252
Newport Television LLC, 13%, 2017 (n)(p)	100,131	102,012
Nexstar Broadcasting, Inc., 7%, 2014 (p)	210,997	210,733
Nexstar Broadcasting, Inc., 7%, 2014	69,000	68,914
Salem Communications Corp., 9.625%, 2016	17,000	18,275
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	61,463
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,050
SIRIUS XM Radio, Inc., 13%, 2013 (n)	65,000	77,188
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	117,600
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	79,875
Univision Communications, Inc., 12%, 2014 (n)	28,000	30,170
Univision Communications, Inc., 6.875%, 2019 (z)	25,000	25,094
Univision Communications, Inc., 7.875%, 2020 (n)	45,000	47,925
Young Broadcasting, Inc., 8.75%, 2014 (d)	405,000	0

		$2,372,896
Brokerage & Asset Managers - 1.1%
E*TRADE Financial Corp., 7.875%, 2015	$155,000	$159,650
E*TRADE Financial Corp., 12.5%, 2017	190,000	226,813
Janus Capital Group, Inc., 6.7%, 2017	145,000	158,756

		$545,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 1.5%
Building Materials Holding Corp., 7%, 2020 (n)	$45,000	$46,913
CEMEX S.A., 9.25%, 2020	295,000	301,638
Masonite International Corp., 8.25%, 2021 (z)	40,000	40,875
Nortek, Inc., 10%, 2018 (n)	55,000	58,850
Nortek, Inc., 8.5%, 2021 (z)	105,000	104,738
Owens Corning, 9%, 2019	130,000	155,027
Ply Gem Industries, Inc., 13.125%, 2014	80,000	88,200

		$796,241
Business Services - 1.4%
First Data Corp., 12.625%, 2021 (z)	$50,000	$54,813
Interactive Data Corp., 10.25%, 2018 (n)	150,000	167,250
Iron Mountain, Inc., 6.625%, 2016	140,000	140,175
SunGard Data Systems, Inc., 10.25%, 2015	290,000	304,500
SunGard Data Systems, Inc., 7.375%, 2018 (n)	45,000	46,463
SunGard Data Systems, Inc., 7.625%, 2020 (n)	25,000	26,063

		$739,264
Cable TV - 2.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$25,000	$26,563
Cablevision Systems Corp., 8.625%, 2017	70,000	78,400
CCH II LLC, 13.5%, 2016	205,000	247,281
CCO Holdings LLC, 7.875%, 2018	25,000	27,094
CCO Holdings LLC, 8.125%, 2020	15,000	16,688
Cequel Communications Holdings, 8.625%, 2017 (z)	35,000	37,538
Charter Communications Operating LLC, 10.875%, 2014 (n)	70,000	78,225
CSC Holdings LLC, 8.5%, 2014	50,000	55,938
CSC Holdings LLC, 8.5%, 2015	165,000	180,056
Insight Communications Co., Inc., 9.375%, 2018 (n)	25,000	27,938
Mediacom LLC, 9.125%, 2019	105,000	113,925
Videotron LTEE, 6.875%, 2014	45,000	45,619
Virgin Media Finance PLC, 9.125%, 2016	303,000	321,559
Virgin Media Finance PLC, 9.5%, 2016	100,000	114,625

		$1,371,449
Chemicals - 3.1%
Ashland, Inc., 9.125%, 2017	$130,000	$150,313
Celanese U.S. Holdings LLC, 6.625%, 2018	65,000	68,413
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	120,000	130,200
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	25,000	27,000
Huntsman International LLC, 8.625%, 2021 (n)	95,000	106,638
Lyondell Chemical Co., 11%, 2018	377,304	426,354
Momentive Performance Materials, Inc., 12.5%, 2014	163,000	180,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc., 11.5%, 2016	$272,000	$295,120
Polypore International, Inc., 7.5%, 2017 (n)	100,000	105,938
Solutia, Inc., 7.875%, 2020	110,000	120,725

		$1,611,427
Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$70,000	$75,075

Computer Software - Systems - 0.2%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$95,000	$104,975

Conglomerates - 0.8%
Amsted Industries, Inc., 8.125%, 2018 (n)	$105,000	$112,350
Griffon Corp., 7.125%, 2018 (z)	110,000	113,988
Pinafore LLC, 9%, 2018 (n)	180,000	196,650

		$422,988
Construction - 0.0%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	$3,000	$3,120

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,913
ACCO Brands Corp., 7.625%, 2015	60,000	61,500
Easton-Bell Sports, Inc., 9.75%, 2016	85,000	95,200
Elizabeth Arden, Inc., 7.375%, 2021	65,000	68,413
Libbey Glass, Inc., 10%, 2015	77,000	84,123
Visant Corp., 10%, 2017	95,000	102,600

		$428,749
Consumer Services - 0.8%
KAR Holdings, Inc., 10%, 2015	$77,000	$81,043
Realogy Corp., 10.5%, 2014	50,000	50,750
Realogy Corp., 11.5%, 2017 (z)	40,000	41,700
Service Corp. International, 7%, 2019	200,000	212,500

		$385,993
Containers - 1.2%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$115,000	$120,031
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	15,000	16,388
Owens-Illinois, Inc., 7.375%, 2016	130,000	143,325
Packaging Dynamics Corp., 8.75%, 2016 (z)	40,000	41,450
Reynolds Group, 9%, 2019 (n)	275,000	289,781

		$610,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.0%
ManTech International Corp., 7.25%, 2018	$20,000	$21,200

Electronics - 0.3%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$75,000	$85,219
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	70,000	77,700

		$162,919
Emerging Market Quasi-Sovereign - 0.8%
BTA Bank JSC, 10.75%, to 2013, 12.5% to 2018 (n)	$42,605	$44,682
BTA Bank JSC, 7.2%, 2025 (n)	9,654	6,565
OAO Gazprom, 9.625%, 2013	60,000	68,100
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	153,750
Provincia de Buenos Aires, 11.75%, 2015 (n)	124,000	129,270

		$402,367
Energy - Independent - 4.4%
Berry Petroleum Co., 10.25%, 2014	$85,000	$98,813
Bill Barrett Corp., 9.875%, 2016	95,000	108,063
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	90,000	96,075
Chaparral Energy, Inc., 8.875%, 2017	130,000	137,800
Chesapeake Energy Corp., 6.875%, 2020	63,000	68,670
Concho Resources, Inc., 8.625%, 2017	25,000	27,625
Denbury Resources, Inc., 8.25%, 2020	50,000	55,750
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	100,000	109,000
Harvest Operations Corp., 6.875%, 2017 (n)	30,000	31,388
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	167,200
Newfield Exploration Co., 6.625%, 2016	50,000	51,688
OPTI Canada, Inc., 9.75%, 2013 (n)	80,000	80,800
OPTI Canada, Inc., 8.25%, 2014	355,000	189,038
Penn Virginia Corp., 10.375%, 2016	85,000	96,475
Pioneer Natural Resources Co., 6.875%, 2018	105,000	114,257
Pioneer Natural Resources Co., 7.5%, 2020	105,000	118,985
Plains Exploration & Production Co., 7%, 2017	225,000	232,875
QEP Resources, Inc., 6.875%, 2021	18,000	19,395
Quicksilver Resources, Inc., 9.125%, 2019	190,000	208,525
SandRidge Energy, Inc., 8%, 2018 (n)	200,000	211,500
Whiting Petroleu Corp., 6.5%, 2018	20,000	20,900

		$2,244,822
Energy - Integrated - 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)	$105,000	$122,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019		$200,000	$217,000
AMC Entertainment, Inc., 9.75%, 2020 (z)		55,000	58,575
Cinemark USA, Inc., 8.625%, 2019		75,000	82,125
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		45,000	48,600

			$406,300
Financial Institutions - 4.3%
CIT Group, Inc., 7%, 2014		$130,000	$132,438
CIT Group, Inc., 7%, 2016		295,000	297,213
CIT Group, Inc., 7%, 2017		410,000	413,331
CIT Group, Inc., 6.625%, 2018 (z)		119,000	127,826
Credit Acceptance Corp., 9.125%, 2017		60,000	65,325
Credit Acceptance Corp., 9.125%, 2017 (z)		35,000	38,019
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		155,000	161,006
GMAC, Inc., 8%, 2031		65,000	73,288
International Lease Finance Corp., 9%, 2017 (n)		105,000	118,125
International Lease Finance Corp., 7.125%, 2018 (n)		137,000	147,275
International Lease Finance Corp., 8.25%, 2020		25,000	27,875
Nationstar Mortgage LLC, 10.875%, 2015 (z)		225,000	232,313
SLM Corp., 8%, 2020		190,000	210,392
Springleaf Finance Corp., 6.9%, 2017		200,000	187,500

			$2,231,926
Food & Beverages - 1.1%
ARAMARK Corp., 8.5%, 2015		$105,000	$109,594
B&G Foods, Inc., 7.625%, 2018		75,000	80,531
Constellation Brands, Inc., 7.25%, 2016		55,000	59,950
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	135,850
Pinnacle Foods Finance LLC, 10.625%, 2017		40,000	43,000
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	31,725
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,100

			$546,750
Forest & Paper Products - 1.1%
Boise, Inc., 8%, 2020		$105,000	$113,925
Cascades, Inc., 7.75%, 2017		70,000	74,725
Georgia-Pacific Corp., 7.125%, 2017 (n)		115,000	122,188
Georgia-Pacific Corp., 8%, 2024		50,000	58,250
Georgia-Pacific Corp., 7.25%, 2028		30,000	31,763
Graphic Packaging Holding Co., 7.875%, 2018		65,000	70,769
JSG Funding PLC, 7.75%, 2015		30,000	30,750
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	77,760

			$580,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 3.7%
American Casinos, Inc., 7.5%, 2021 (z)	$85,000	$87,019
Firekeepers Development Authority, 13.875%, 2015 (n)	190,000	223,725
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	290,000	151
Gaylord Entertainment Co., 6.75%, 2014	150,000	153,000
GWR Operating Partnership LLP, 10.875%, 2017	85,000	91,588
Harrah’s Operating Co., Inc., 11.25%, 2017	165,000	188,100
Harrah’s Operating Co., Inc., 10%, 2018	66,000	61,958
Harrah’s Operating Co., Inc., 10%, 2018	270,000	253,463
Host Hotels & Resorts, Inc., 9%, 2017	65,000	73,125
MGM Mirage, 10.375%, 2014	20,000	23,125
MGM Mirage, 11.125%, 2017	60,000	69,750
MGM Resorts International, 11.375%, 2018	150,000	171,000
MGM Resorts International, 9%, 2020	45,000	50,175
MTR Gaming Group, Inc., 9%, 2012	80,000	76,100
Penn National Gaming, Inc., 8.75%, 2019	125,000	137,188
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	55,000	60,088
Station Casinos, Inc., 6.5%, 2014 (d)	345,000	35
Station Casinos, Inc., 6.875%, 2016 (d)	565,000	57
Station Casinos, Inc., 7.75%, 2016 (d)	72,000	7
Wyndham Worldwide Corp., 7.375%, 2020	50,000	55,374
Wynn Las Vegas LLC, 7.75%, 2020	100,000	109,250

		$1,884,278
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016	$70,000	$76,125
Diversey, Inc., 8.25%, 2019	65,000	70,200
Hillman Group, Inc., 10.875%, 2018	55,000	61,050
Hillman Group, Inc., 10.875%, 2018 (z)	30,000	33,300
Mueller Water Products, Inc., 7.375%, 2017	110,000	109,175
Mueller Water Products, Inc., 8.75%, 2020	30,000	33,375

		$383,225
Insurance - 0.6%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$340,000	$317,900

Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$319,600
USI Holdings Corp., 9.75%, 2015 (z)	185,000	189,625
XL Group PLC, 6.5% to 2017, FRN to 2049	170,000	161,500

		$670,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 0.4%
Republic of Ireland, 4.5%, 2020	EUR	60,000	$59,587
Republic of Ireland, 5.4%, 2025	EUR	120,000	122,461

			$182,048
Machinery & Tools - 0.6%
Case Corp., 7.25%, 2016		$50,000	$54,625
Case New Holland, Inc., 7.875%, 2017 (n)		95,000	106,163
Rental Service Corp., 9.5%, 2014		93,000	97,418
RSC Equipment Rental, Inc., 8.25%, 2021		45,000	47,475

			$305,681
Major Banks - 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049		$350,000	$378,606
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		265,000	252,081
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		100,000	92,500

			$723,187
Medical & Health Technology & Services - 4.6%
Biomet, Inc., 10.375%, 2017 (p)		$50,000	$55,563
Biomet, Inc., 11.625%, 2017		355,000	402,925
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		120,000	137,550
HCA, Inc., 9%, 2014		320,000	344,400
HCA, Inc., 9.25%, 2016		115,000	123,338
HCA, Inc., 8.5%, 2019		100,000	111,000
HealthSouth Corp., 8.125%, 2020		155,000	169,338
Surgical Care Affiliates, Inc., 10%, 2017 (n)		185,000	191,013
Tenet Healthcare Corp., 9.25%, 2015		110,000	120,450
United Surgical Partners International, Inc., 8.875%, 2017		60,000	63,150
United Surgical Partners International, Inc., 9.25%, 2017 (p)		80,000	84,700
Universal Hospital Services, Inc., 8.5%, 2015 (p)		185,000	192,631
Universal Hospital Services, Inc., FRN, 3.834%, 2015		35,000	33,994
Vanguard Health Systems, Inc., 8%, 2018		115,000	120,175
VWR Funding, Inc., 10.25%, 2015 (p)		221,812	232,903

			$2,383,130
Metals & Mining - 1.3%
Arch Coal, Inc., 7.25%, 2020		$45,000	$48,544
Berau Capital Resources, 12.5%, 2015 (n)		150,000	178,500
Cloud Peak Energy, Inc., 8.25%, 2017		100,000	109,500
Cloud Peak Energy, Inc., 8.5%, 2019		85,000	94,563
Consol Energy, Inc., 8%, 2017		75,000	82,875
Consol Energy, Inc., 8.25%, 2020		50,000	55,750
Novelis, Inc., 8.375%, 2017		55,000	60,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Novelis, Inc., 8.75%, 2020	$25,000	$27,938

		$658,445
Natural Gas - Distribution - 0.1%
Ferrellgas Partners LP, 8.625%, 2020	$68,000	$73,780

Natural Gas - Pipeline - 1.3%
Atlas Pipeline Partners LP, 8.75%, 2018	$115,000	$124,775
Crosstex Energy, Inc., 8.875%, 2018	110,000	120,175
El Paso Corp., 7%, 2017	105,000	116,538
El Paso Corp., 7.75%, 2032	55,000	62,967
Energy Transfer Equity LP, 7.5%, 2020	170,000	186,150
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	40,000	42,200

		$652,805
Network & Telecom - 0.9%
Cincinnati Bell, Inc., 8.25%, 2017	$30,000	$30,450
Cincinnati Bell, Inc., 8.75%, 2018	160,000	153,600
Citizens Communications Co., 9%, 2031	40,000	41,200
Qwest Communications International, Inc., 7.125%, 2018 (n)	105,000	114,450
Windstream Corp., 8.125%, 2018	20,000	21,550
Windstream Corp., 7.75%, 2020	55,000	58,300
Windstream Corp., 7.75%, 2021 (z)	40,000	42,300

		$461,850
Oil Services - 1.3%
Afren PLC, 11.5%, 2016 (n)	$200,000	$214,500
Edgen Murray Corp., 12.25%, 2015	60,000	60,450
Expro Finance Luxembourg, 8.5%, 2016 (n)	110,000	107,525
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	155,000	159,263
Pioneer Drilling Co., 9.875%, 2018	135,000	145,800

		$687,538
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$101,500

Other Banks & Diversified Financials - 1.3%
Capital One Financial Corp., 10.25%, 2039	$130,000	$140,400
CenterCredit International B.V., 8.625%, 2014	100,000	101,630
LBG Capital No.1 PLC, 7.875%, 2020 (n)	200,000	199,200
Santander UK PLC, 8.963% to 2030, FRN to 2049	211,000	233,155

		$674,385

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$23,764	$25,665
McClatchy Co., 11.5%, 2017	60,000	65,550
Morris Publishing Group LLC, 10%, 2014	61,962	60,413
Nielsen Finance LLC, 11.5%, 2016	62,000	73,315
Nielsen Finance LLC, 7.75%, 2018 (n)	45,000	48,488

		$273,431
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$75,000	$81,375

Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$141,900
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (z)	50,000	48,750
Kennedy Wilson, Inc., 8.75%, 2019 (z)	75,000	76,688

		$267,338
Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$34,000	$34,680

Retailers - 2.0%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$20,000	$20,450
Chinos Acquisition Corp., 8.125%, 2019 (n)	55,000	54,450
Express LLC/Express Finance Corp., 8.75%, 2018	65,000	71,094
Limited Brands, Inc., 6.9%, 2017	75,000	80,438
Limited Brands, Inc., 6.95%, 2033	40,000	37,100
Neiman Marcus Group, Inc., 10.375%, 2015	185,000	195,175
QVC, Inc., 7.375%, 2020 (n)	50,000	52,500
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	250,413
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	64,500
Toys “R” Us, Inc., 10.75%, 2017	140,000	158,725
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	30,000	30,900

		$1,015,745
Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$136,250
Michaels Stores, Inc., 7.75%, 2018 (n)	75,000	77,438

		$213,688
Telecommunications - Wireless - 3.1%
Clearwire Corp., 12%, 2015 (n)	$305,000	$331,688
Cricket Communications, Inc., 7.75%, 2016	95,000	101,413
Crown Castle International Corp., 9%, 2015	80,000	88,800
Crown Castle International Corp., 7.125%, 2019	50,000	53,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 10.5%, 2018 (n)	$265,000	$302,100
MetroPCS Wireless, Inc., 7.875%, 2018	90,000	96,975
Nextel Communications, Inc., 7.375%, 2015	25,000	25,188
NII Holdings, Inc., 10%, 2016	95,000	109,013
NII Holdings, Inc., 7.625%, 2021	75,000	79,313
SBA Communications Corp., 8.25%, 2019	35,000	38,631
Sprint Capital Corp., 6.875%, 2028	50,000	47,938
Sprint Nextel Corp., 8.375%, 2017	140,000	156,975
Sprint Nextel Corp., 8.75%, 2032	65,000	71,175
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	116,250

		$1,618,897
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$45,000	$46,688
Frontier Communications Corp., 8.125%, 2018	115,000	124,344

		$171,032
Transportation - 0.1%
Navios S.A. Logistics, Inc., 9.25%, 2019 (z)	$47,000	$47,940

Transportation - Services - 1.6%
ACL I Corp., 10.625%, 2016 (p)(z)	$130,000	$129,030
American Petroleum Tankers LLC, 10.25%, 2015 (n)	63,000	66,780
Commercial Barge Line Co., 12.5%, 2017	185,000	214,600
Hertz Corp., 8.875%, 2014	19,000	19,475
Hertz Corp., 7.5%, 2018 (n)	70,000	73,500
Hertz Corp., 7.375%, 2021 (n)	100,000	105,000
Navios Maritime Acquisition Corp., 8.625%, 2017	45,000	46,688
Swift Services Holdings, Inc., 10%, 2018 (z)	155,000	170,113

		$825,186
Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$285,000	$309,938
Calpine Corp., 8%, 2016 (n)	125,000	136,875
Calpine Corp., 7.875%, 2020 (n)	120,000	129,300
Covanta Holding Corp., 7.25%, 2020	75,000	80,179
Dynegy Holdings, Inc., 7.5%, 2015	40,000	35,200
Dynegy Holdings, Inc., 7.75%, 2019	195,000	152,100
Edison Mission Energy, 7%, 2017	230,000	182,275
Energy Future Holdings Corp., 10%, 2020	180,000	192,614
Energy Future Holdings Corp., 10%, 2020	270,000	290,272
Genon Escrow Corp., 9.875%, 2020 (n)	210,000	224,700
NGC Corp. Capital Trust, 8.316%, 2027	275,000	151,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 8.25%, 2020	$40,000	$42,100
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (z)	70,000	71,925

		$1,998,728
Total Bonds (Identified Cost, $36,068,438)		$36,398,556

Floating Rate Loans (g)(r) - 0.6%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$64,362	$65,327

Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$49,642	$49,223
Local TV Finance LLC, Term Loan B, 2.36%, 2013	11,401	11,130
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	57,673	57,997

		$118,350
Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$5,372	$5,552

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015	$19,048	$19,061

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$450,000	$3,527
MGM Mirage, Term Loan, 7%, 2014	70,556	69,727

		$73,254
Total Floating Rate Loans (Identified Cost, $559,340)		$281,544

Common Stocks - 24.1%
Automotive - 1.0%
Accuride Corp. (a)	2,414	$33,434
Johnson Controls, Inc.	11,100	455,100

		$488,534
Broadcasting - 1.0%
New Young Broadcasting Holding Co., Inc. (a)	26	$67,600
Viacom, Inc., “B”	8,810	450,720

		$518,320
Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	17,970	$329,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.5%
3M Co.	3,170	$308,116
PPG Industries, Inc.	4,690	444,002

		$752,118
Computer Software - Systems - 0.9%
Hewlett-Packard Co.	6,520	$263,212
International Business Machines Corp.	1,160	197,873

		$461,085
Consumer Products - 0.8%
Avon Products, Inc.	14,010	$411,614

Electrical Equipment - 1.0%
Danaher Corp.	9,480	$523,675

Energy - Independent - 2.2%
Apache Corp.	4,570	$609,501
Noble Energy, Inc.	5,440	523,709

		$1,133,210
Energy - Integrated - 1.4%
Exxon Mobil Corp.	7,910	$696,080

General Merchandise - 1.3%
Kohl’s Corp.	6,500	$342,615
Target Corp.	6,740	330,934

		$673,549
Insurance - 1.5%
Prudential Financial, Inc.	6,940	$440,135
Travelers Cos., Inc.	5,120	323,994

		$764,129
Leisure & Toys - 0.4%
Hasbro, Inc.	4,890	$229,048

Major Banks - 2.4%
Bank of America Corp.	20,580	$252,722
Bank of New York Mellon Corp.	8,850	256,296
Goldman Sachs Group, Inc.	2,130	321,651
JPMorgan Chase & Co.	8,500	387,855

		$1,218,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.8%
Becton, Dickinson & Co.	2,930	$251,804
Thermo Fisher Scientific, Inc. (a)	10,960	657,490

		$909,294
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	1,060	$99,343

Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	6,520	$270,645

Oil Services - 0.4%
Schlumberger Ltd.	2,330	$209,118

Other Banks & Diversified Financials - 0.5%
TCF Financial Corp.	16,840	$262,536

Pharmaceuticals - 0.7%
Abbott Laboratories	6,740	$350,750

Printing & Publishing - 0.2%
American Media Operations, Inc. (a)	6,090	$105,601
Golden Books Family Entertainment, Inc. (a)	53,266	0

		$105,601
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	180	$10,350

Specialty Chemicals - 0.8%
Airgas, Inc.	5,590	$388,226

Telecommunications - Wireless - 0.8%
Vodafone Group PLC, ADR	14,660	$426,899

Telephone Services - 0.6%
Adelphia Business Solutions, Inc. (a)	40,000	$0
CenturyLink, Inc.	8,130	331,541

		$331,541
Tobacco - 0.6%
Reynolds American, Inc.	8,340	$309,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.5%
United Parcel Service, Inc., “B”	3,660	$274,390

Utilities - Electric Power - 0.5%
Entergy Corp.	3,590	$250,295
Total Common Stocks (Identified Cost, $10,685,715)		$12,397,402

Convertible Preferred Stocks - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%	2,560	$127,514

Insurance - 0.2%
MetLife, Inc., 5%	1,360	$119,054
Total Convertible Preferred Stocks (Identified Cost, $240,195)		$246,568

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (n)	60	$55,811
Citigroup Capital XIII, 7.875%	850	23,596
GMAC Capital Trust I, 8.125%	3,325	86,317

Total Preferred Stocks (Identified Cost, $161,943)		$165,724

	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $42,283)	$0.10	7/14/10	21	$54,600

Money Market Funds (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value			845,146	$845,146
Total Investments (Identified Cost, $48,603,060)				$50,389,540

Other Assets, Less Liabilities - 2.2%				1,138,816
Net Assets - 100.0%				$51,528,356

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield, not a coupon rate.

Portfolio of Investments (unaudited) – continued

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,847,529, representing 15.2% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$127,798	$129,030
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	55,000	58,575
Allison Transmission, Inc., 7.125%, 2019	4/27/11	15,000	15,188
American Casinos, Inc., 7.5%, 2021	3/31/11	84,259	87,019
American Media, Inc., 13.5%, 2018	12/22/10	24,134	25,665
Anthracite Ltd., CDO, 6%, 2037	5/14/02	417,563	337,500
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2051	6/19/08	239,934	179,307
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	25,000	26,563
CIT Group, Inc., 6.625%, 2018	3/23/11	119,000	127,826
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	4/01/11	48,509	48,750
CPI International Acquisition, Inc., 8%, 2018	2/03/11	30,000	30,150
Cequel Communications Holdings, 8.625%, 2017	1/13/11	35,974	37,538
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	15,000	16,238
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	45,000	46,688
Credit Acceptance Corp., 9.125%, 2017	1/25/10	37,053	38,019
Falcon Franchise Loan LLC, FRN, 3.947%, 2025	1/29/03	32,874	29,551
First Data Corp., 12.625%, 2021	4/21/11	54,934	54,813
Griffon Corp., 7.125%, 2018	3/14/11-4/28/11	112,479	113,988
Hillman Group, Inc., 10.875%, 2018	3/11/11	32,740	33,300
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11-4/07/11	74,695	76,688
LBI Media, Inc., 8.5%, 2017	7/18/07	88,932	76,950
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	223,178	225,252
Masonite International Corp., 8.25%, 2021	4/08/11	40,000	40,875
Morgan Stanley Capital I, Inc., FRN, 1.43%, 2039	7/20/04	8,831	11,030

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10-12/20/10	$46,536	$48,600
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10-4/14/11	219,546	232,313
Navios S.A. Logistics, Inc., 9.25%, 2019	4/06/11-4/19/11	47,562	47,940
Nortek, Inc., 8.5%, 2021	4/12/11	105,000	104,738
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	40,684	41,450
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
Realogy Corp., 11.5%, 2017	4/21/11-4/26/11	42,098	41,700
Swift Services Holdings, Inc., 10%, 2018	12/15/10-1/04/11	159,748	170,113
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	71,416	75,075
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020	4/14/11-4/15/11	70,375	71,925
UCI International, Inc., 8.625%, 2019	1/11/11	25,000	26,563
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	186,420	189,625
Univision Communications, Inc., 6.875%, 2019	4/25/11	25,000	25,094
Windstream Corp., 7.75%, 2021	3/14/11	39,648	42,300
Yankee Holdings Corp., 10.25%, 2016	2/10/11	30,653	30,900
Total Restricted Securities			$3,014,956
% of Net Assets			5.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	28,591	7/12/11	$40,567	$42,266	$(1,699)
SELL	EUR	HSBC Bank	13,905	7/12/11	20,191	20,555	(364)
SELL	EUR	JPMorgan Chase Bank N.A.	14,271	7/12/11	20,364	21,097	(733)
SELL	EUR	UBS AG	126,048	6/15/11	174,503	186,476	(11,973)

							$(14,769)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	1	122,375	June - 2011	$(2,418)

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $47,757,914)	$49,544,394
Underlying affiliated funds, at cost and value	845,146
Total investments, at value (identified cost, $48,603,060)		$50,389,540
Cash	$38,162
Restricted cash	2,750
Receivables for
Investments sold	706,185
Interest and dividends	844,098
Other assets	16,485
Total assets		$51,997,220
Liabilities
Payables for
Distributions	$39
Forward foreign currency exchange contracts	14,769
Daily variation margin on open futures contracts	250
Investments purchased	313,917
Payable to affiliates
Investment adviser	3,949
Transfer agent and dividend disbursing costs	771
Payable for independent Trustees’ compensation	72,916
Accrued expenses and other liabilities	62,253
Total liabilities		$468,864
Net assets		$51,528,356
Net assets consist of
Paid-in capital	$65,465,810
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,769,537
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,412,487)
Accumulated distributions in excess of net investment income	(1,294,504)
Net assets		$51,528,356
Shares of beneficial interest outstanding		6,870,136
Net asset value per share (net assets of $51,528,356 / 6,870,136 shares of beneficial interest outstanding)		$7.50

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,679,802
Dividends	118,936
Dividends from underlying affiliated funds	1,085
Foreign taxes withheld	(81)
Total investment income		$1,799,742
Expenses
Management fee	$232,653
Transfer agent and dividend disbursing costs	8,534
Administrative services fee	8,719
Independent Trustees’ compensation	12,745
Stock exchange fee	11,772
Custodian fee	9,518
Shareholder communications	33,004
Auditing fees	30,832
Legal fees	3,586
Miscellaneous	7,155
Total expenses		$358,518
Fees paid indirectly	(25)
Reduction of expenses by investment adviser	(8,050)
Net expenses		$350,443
Net investment income		$1,449,299
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,149,453
Futures contracts	118
Foreign currency transactions	(14,204)
Net realized gain (loss) on investments and foreign currency transactions		$1,135,367
Change in unrealized appreciation (depreciation)
Investments	$1,774,060
Futures contracts	(2,418)
Translation of assets and liabilities in foreign currencies	(1,493)
Net unrealized gain (loss) on investments and foreign currency translation		$1,770,149
Net realized and unrealized gain (loss) on investments and foreign currency		$2,905,516
Change in net assets from operations		$4,354,815

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10

Change in net assets
From operations
Net investment income	$1,449,299	$3,013,390
Net realized gain (loss) on investments and foreign currency transactions	1,135,367	109,296
Net unrealized gain (loss) on investments and foreign currency translation	1,770,149	5,108,087
Change in net assets from operations	$4,354,815	$8,230,773
Distributions declared to shareholders
From net investment income	$(1,449,299)	$(3,480,552)
From tax return of capital	—	(1,235,104)
From other sources	(1,054,711)	—
Total distributions declared to shareholders	$(2,504,010)	$(4,715,656)
Change in net assets from fund share transactions	$216,502	$300,175
Total change in net assets	$2,067,307	$3,815,292
Net assets
At beginning of period	49,461,049	45,645,757
At end of period (including accumulated distributions in excess of net investment income of $1,294,504 and $239,793, respectively)	$51,528,356	$49,461,049

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.23		$6.71	$5.36	$9.08	$9.52	$9.66
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.56	$0.61	$0.55	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		0.77	1.32	(3.52)	(0.02)	0.26
Total from investment operations	$0.64		$1.21	$1.88	$(2.91)	$0.53	$0.82
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.51)	$(0.54)	$(0.60)	$(0.89)	$(0.59)
From net realized gain on investments	—		—	—	—	(0.08)	—
From tax return of capital	—		(0.18)	—	(0.21)	—	(0.37)
From other sources	(0.15)		—	—	—	—	—
Total distributions declared to shareholders	$(0.37)		$(0.69)	$(0.54)	$(0.81)	$(0.97)	$(0.96)
Net increase from repurchase of capital shares	$—		$—	$0.01	$—	$—	$—
Net asset value, end of period	$7.50		$7.23	$6.71	$5.36	$9.08	$9.52
Per share market value, end of period	$8.00		$7.95	$6.23	$4.75	$8.44	$10.91
Total return at market value (%)	5.70	(n)	40.46	46.76	(36.80)	(14.74)	10.88
Total return at net asset value (%) (j)(r)(s)	8.93	(n)	18.63	40.08	(33.71)	5.11	8.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.53	1.64	1.47	1.27	1.37
Expenses after expense reductions (f)	1.40	(a)	1.47	1.64	1.47	1.27	1.37
Net investment income	5.80	(a)	6.36	10.17	7.85	5.70	5.82
Portfolio turnover	27		55	78	91	76	72
Net assets at end of period (000 omitted)	$51,528		$49,461	$45,646	$36,948	$62,558	$65,044

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are

Notes to Financial Statements (unaudited) – continued

generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type,

Notes to Financial Statements (unaudited) – continued

cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,143,433	$188,361	$105,601	$12,437,395
United Kingdom	426,899	—	—	426,899
Non-U.S. Sovereign Debt	—	584,415	—	584,415
Corporate Bonds	—	29,699,830	0	29,699,830
Commercial Mortgage-Backed Securities	—	1,137,040	—	1,137,040
Asset-Backed Securities (including CDOs)	—	337,617	—	337,617
Foreign Bonds	—	4,639,654	—	4,639,654
Floating Rates Loans	—	281,544	—	281,544
Mutual Funds	845,146	—	—	845,146
Total Investments	$13,415,478	$36,868,461	$105,601	$50,389,540

Other Financial Instruments
Futures	$(2,418)	$—	$—	$(2,418)
Forward Foreign Currency Exchange Contracts	—	(14,769)	—	(14,769)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds
Balance as of 10/31/10	$24,298	$0
Realized gain (loss)	(8,496)	—
Change in unrealized appreciation	(15,802)	—
Transfers into level 3	105,601	—
Balance as of 4/30/11	$105,601	$0

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Liability Derivatives
Interest Rate	Interest Rate Futures	$(2,418)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	(14,769)
Total		$(17,187)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions
Interest Rate	$118	$—
Foreign Exchange	—	(14,756)
Total	$118	$(14,756)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(2,418)	$—
Foreign Exchange	—	(1,366)
Total	$(2,418)	$(1,366)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The

Notes to Financial Statements (unaudited) – continued

fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money

Notes to Financial Statements (unaudited) – continued

market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, and deferred trustee compensation.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$3,480,552
Tax return of capital (b)	1,235,104
Total distributions	$4,715,656
(b) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$49,540,756
Gross appreciation	4,781,819
Gross depreciation	(3,933,035)
Net unrealized appreciation (depreciation)	$848,784

As of 10/31/10
Capital loss carryforwards	(14,578,972)
Other temporary differences	(252,825)
Net unrealized appreciation (depreciation)	(956,462)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/16	$(9,776,970)
10/31/17	(4,711,246)
10/31/18	(90,756)
Total	$(14,578,972)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The investment adviser has agreed in writing to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the average daily net assets. This written agreement will

Notes to Financial Statements (unaudited) – continued

continue until modified by the fund’s boards of Trustees, but such an agreement will continue at least until October 31, 2011. This management fee reduction amounted to $7,953, which is shown as a reduction of total expenses in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2011, was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2011, these fees paid to MFSC amounted to $2,271.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0349% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,252 and the Retirement Deferral plan resulted in an expense of $5,411. Both amounts are included in independent Trustees’ compensation for the six months ended

Notes to Financial Statements (unaudited) – continued

April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $71,669 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $279 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $97, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $13,478,575 and $13,365,142 respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2011 and the year ended October 31, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	29,074	$216,502	40,722	$300,175

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $247 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	728,610	7,373,802	(7,257,266)	845,146

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,085	$845,146

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2011, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2011. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2010, and financial highlights for each of the five years in the period ended October 31, 2010, and in our report dated December 16, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2011

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Special Value Trust (the “Fund”) is set forth below. As of May 1, 2011, John F. Addeo was no longer a manager of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
David P. Cole	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004.

Brooks A. Taylor	Portfolio Manager	2009	Investment Officer of MFS; employed in the investment area of MFS since 1996.

William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	May 2011	Investment Officer of MFS; employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2010, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2010*, the following benchmarks were used to measure performance for the Fund:

Portfolio Manager	Benchmark(s)
David P. Cole	Barclays Capital U.S. High-Yield Corporate Bond Index
JPMorgan Emerging Market Bond Index Global
Russell 1000 Value Index

Brooks A. Taylor	Barclays Capital U.S. High-Yield Corporate Bond Index
JPMorgan Emerging Market Bond Index Global
Russell 1000 Value Index

*	For any Portfolio Managers not listed in the table below, as of December 31, 2010, such portfolio manager’s performance bonus was not based on the pre-tax performance of the Fund relative to a benchmark.

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of May 2, 2011. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
David P. Cole	N
Brooks A. Taylor	N
William J. Adams	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund’s fiscal year ended October 31, 2010, were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David P. Cole	10	$3.9 billion	2	$661.4 million	0	N/A
Brooks A. Taylor	10	$14.8 billion	0	N/A	0	N/A
William J. Adams**	13	$4.5 billion	7	$2.0 billion	0	N/A

*	Includes the Fund.
**	As of May 2, 2011

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager of a significant percentage of the portfolio manager’s assets.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/10-11/30/10	0	N/A	0	680,499
12/01/10-12/31/10	0	N/A	0	680,499
1/01/11-1/31/11	0	N/A	0	680,499
2/01/11-2/28/11	0	N/A	0	680,499
3/01/11-3/31/11	0	N/A	0	685,573
4/01/11-4/30/11	0	N/A	0	685,573

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2011 plan year is 685,573.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.